Property, Plant and Equipment - Reconciliation of Acquisitions with Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reconciliation Of Acquisition With Consolidated Statements Of Cash Flows And Capital Expenditure [Abstract]
Acquisitions of tangible assets, excluding finance leas	$ 45.4		$ 57.2		$ 78.5
Development costs capitalized (see notes 10 and 20)	34.1		34.0		41.5
Additions in other intangible assets, excluding non-exclusive surveys (see note 10)	4.7		9.0		10.6
Variance of fixed assets suppliers	(3.0)		4.3		15.0
Total purchases of tangible and intangible assets according to cash flow statement	$ 81.2	[1]	$ 104.5	[2]	$ 145.6	[3]

[1]	Capital expenditures included capitalized development costs of US$(34.1) million for the year ended December 31, 2017. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2017.
[2]	Capital expenditures included capitalized development costs of US$(34.0) million for the year ended December 31, 2016. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2016.
[3]	Capital expenditures included capitalized development costs of US$(41.5) million for the year ended December 31, 2015. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2015.